CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 106	$ 74	$ 58
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges	0	8	103
Depreciation and amortization	171	181	181
Provision for doubtful accounts receivable	6	3	5
Share-based compensation	8	6	6
Deferred income taxes	(18)	(38)	(59)
Changes in uncertain tax positions	0	7	0
Gain on bargain purchase	0	0	(10)
Other	(2)	(1)	0
Changes in operating assets and liabilities - net of acquisitions:
Accounts receivable- net	(52)	(2)	37
Inventories	29	24	(7)
Prepaid expenses and other current assets	(7)	21	1
Accounts payable	13	2	(11)
Income taxes payable and receivable	1	11	(1)
Accrued liabilities and other	(24)	(21)	4
Net cash provided by operating activities	231	275	307
Cash Flows from Investing Activities
Capital expenditures	(48)	(42)	(60)
Acquisition of businesses, net of cash acquired	(8)	(111)	(76)
Proceeds from sales of other assets	6	8	13
Transfers from (to) restricted cash	9	0	(12)
Other investing activities	0	24	0
Net cash used in investing activities	(41)	(121)	(135)
Cash Flows from Financing Activities
Proceeds from issuance of long-term debt	816	0	0
Payments of current maturities and long-term debt	(17)	(72)	0
Debt issuance costs	(20)	0	0
Dividends paid	(8)	0	0
Payments to RRD	(13)	0	0
Net transfers to Parent and affiliates	(945)	(100)	(178)
Net cash used in financing activities	(187)	(172)	(178)
Effect of exchange rate on cash and cash equivalents	(3)	(12)	(14)
Net decrease in cash and cash equivalents	0	(30)	(20)
Cash and cash equivalents at beginning of year	95	125	145
Cash and cash equivalents at end of period	95	95	125
Supplemental non-cash disclosure:
Assumption of warehousing equipment related to customer contract	9	0	0
R.R. Donnelley & Sons | Courier Corporation
Supplemental non-cash disclosure:
Issuance of shares of R.R. Donnelley & Sons stock for acquisition of a business	0	154	0
R.R. Donnelley & Sons | Esselte Corporation
Supplemental non-cash disclosure:
Issuance of shares of R.R. Donnelley & Sons stock for acquisition of a business	$ 0	$ 0	$ 18